Inventory, Net (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 3,357	$ 3,052
Work-in-process	2,726	2,673
Finished goods	4,867	4,358
Inventory, net	10,950	10,083
Inventory Valuation Reserves	$ 1,377	$ 1,270